Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding instruments as of 01/01/2025	13,367,451
Number shares granted	6,421,033
Number of options/warrants exercised	(13,438)
Number of free shares vested	(231,992)
Number of instruments voided	(3,081,364)
Number of outstanding instruments as of 12/31/2025	16,461,689	13,367,451
Maximum of shares to be issued	16,981,708
Number of exercisable warrants and stock options as of 12/31/2025	7,641,653
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,336,826
Number of instruments voided	(1,336,826)
Number of outstanding instruments as of 12/31/2025		1,336,826
Exercise price per option / warrant in Euros | € / shares	€ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,301,000
Number of instruments voided	(1,301,000)
Number of outstanding instruments as of 12/31/2025		1,301,000
Exercise price per option / warrant in Euros | € / shares	€ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,261,336
Number of outstanding instruments as of 12/31/2025	1,261,336	1,261,336
Maximum of shares to be issued	1,337,016
Number of exercisable warrants and stock options as of 12/31/2025	1,261,336
Exercise price per option / warrant in Euros | € / shares	€ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,440,646
Number of instruments voided	(2,704)
Number of outstanding instruments as of 12/31/2025	1,437,942	1,440,646
Maximum of shares to be issued	1,524,220
Number of exercisable warrants and stock options as of 12/31/2025	1,437,943
Exercise price per option / warrant in Euros | € / shares	€ 17.9
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	665,000
Number of outstanding instruments as of 12/31/2025	665,000	665,000
Maximum of shares to be issued	704,900
Number of exercisable warrants and stock options as of 12/31/2025	665,000
Exercise price per option / warrant in Euros | € / shares	€ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	5,000
Number of outstanding instruments as of 12/31/2025	5,000	5,000
Maximum of shares to be issued	5,300
Number of exercisable warrants and stock options as of 12/31/2025	5,000
Exercise price per option / warrant in Euros | € / shares	€ 24.8
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	904,291
Number of instruments voided	(10,500)
Number of outstanding instruments as of 12/31/2025	893,791	904,291
Maximum of shares to be issued	947,418
Number of exercisable warrants and stock options as of 12/31/2025	893,791
Exercise price per option / warrant in Euros | € / shares	€ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	30,000
Number of outstanding instruments as of 12/31/2025	30,000	30,000
Maximum of shares to be issued	31,800
Number of exercisable warrants and stock options as of 12/31/2025	30,000
Exercise price per option / warrant in Euros | € / shares	€ 11.06
Stock options [member] | 07/20/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/20/2020
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	17,000
Number of outstanding instruments as of 12/31/2025	17,000	17,000
Maximum of shares to be issued	18,020
Number of exercisable warrants and stock options as of 12/31/2025	17,000
Exercise price per option / warrant in Euros | € / shares	€ 15.12
Stock options [member] | 08/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/05/2020
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	114,000
Number of outstanding instruments as of 12/31/2025	114,000	114,000
Maximum of shares to be issued	120,840
Number of exercisable warrants and stock options as of 12/31/2025	114,000
Exercise price per option / warrant in Euros | € / shares	€ 14.62
Stock options [member] | 11/05/2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/05/2020
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	20,500
Number of outstanding instruments as of 12/31/2025	20,500	20,500
Maximum of shares to be issued	21,730
Number of exercisable warrants and stock options as of 12/31/2025	20,500
Exercise price per option / warrant in Euros | € / shares	€ 14.62
Stock options [member] | 03/04/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/04/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	654,881
Number of instruments voided	(14,780)
Number of outstanding instruments as of 12/31/2025	640,102	654,881
Maximum of shares to be issued	678,508
Number of exercisable warrants and stock options as of 12/31/2025	639,610
Exercise price per option / warrant in Euros | € / shares	€ 19.44
Stock options [member] | 04/13/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/13/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	27,465
Number of outstanding instruments as of 12/31/2025	27,465	27,465
Maximum of shares to be issued	29,113
Number of exercisable warrants and stock options as of 12/31/2025	27,465
Exercise price per option / warrant in Euros | € / shares	€ 16.07
Stock options [member] | 05/12/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/12/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	2,844
Number of instruments voided	(2,844)
Number of outstanding instruments as of 12/31/2025		2,844
Exercise price per option / warrant in Euros | € / shares	€ 14.36
Stock options [member] | 05/28/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/28/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	25,000
Number of outstanding instruments as of 12/31/2025	25,000	25,000
Maximum of shares to be issued	26,500
Number of exercisable warrants and stock options as of 12/31/2025	25,000
Exercise price per option / warrant in Euros | € / shares	€ 12.69
Stock options [member] | 09/30/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/30/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	450
Number of outstanding instruments as of 12/31/2025	450	450
Maximum of shares to be issued	477
Number of exercisable warrants and stock options as of 12/31/2025	450
Exercise price per option / warrant in Euros | € / shares	€ 11.51
Stock options [member] | 11/25/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/25/2021
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	3,094
Number of instruments voided	(3,094)
Number of outstanding instruments as of 12/31/2025		3,094
Exercise price per option / warrant in Euros | € / shares	€ 8.81
Stock options [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	499,045
Number of outstanding instruments as of 12/31/2025	499,045	499,045
Maximum of shares to be issued	528,988
Number of exercisable warrants and stock options as of 12/31/2025	494,759
Exercise price per option / warrant in Euros | € / shares	€ 4.41
Stock options [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	3,400
Number of outstanding instruments as of 12/31/2025	3,400	3,400
Maximum of shares to be issued	3,604
Number of exercisable warrants and stock options as of 12/31/2025	3,188
Exercise price per option / warrant in Euros | € / shares	€ 3.96
Stock options [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	37,580
Number of outstanding instruments as of 12/31/2025	37,580	37,580
Maximum of shares to be issued	39,835
Number of exercisable warrants and stock options as of 12/31/2025	37,258
Exercise price per option / warrant in Euros | € / shares	€ 3.48
Stock options [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,255
Number of instruments voided	(1,255)
Number of outstanding instruments as of 12/31/2025		1,255
Exercise price per option / warrant in Euros | € / shares	€ 2.09
Stock options [member] | 01/24/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,084,941
Number of outstanding instruments as of 12/31/2025	1,084,941	1,084,941
Maximum of shares to be issued	1,150,037
Number of exercisable warrants and stock options as of 12/31/2025	691,956
Exercise price per option / warrant in Euros | € / shares	€ 3.17
Stock options [member] | 05/04/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/04/2023
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	355,650
Number of options/warrants exercised	(300)
Number of outstanding instruments as of 12/31/2025	355,350	355,650
Maximum of shares to be issued	376,671
Number of exercisable warrants and stock options as of 12/31/2025	233,681
Exercise price per option / warrant in Euros | € / shares	€ 1.8
Stock options [member] | 06/26/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/26/2023
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	46,753
Number of options/warrants exercised	(2,000)
Number of instruments voided	(2,656)
Number of outstanding instruments as of 12/31/2025	42,096	46,753
Maximum of shares to be issued	44,622
Number of exercisable warrants and stock options as of 12/31/2025	26,088
Exercise price per option / warrant in Euros | € / shares	€ 1.74
Stock options [member] | 01/25/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/25/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	1,412,476
Number of outstanding instruments as of 12/31/2025	1,412,476	1,412,476
Maximum of shares to be issued	1,497,225
Number of exercisable warrants and stock options as of 12/31/2025	466,117
Exercise price per option / warrant in Euros | € / shares	€ 2.6
Stock options [member] | 05/15/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/15/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	571,625
Number of options/warrants exercised	(2,742)
Number of instruments voided	(34,533)
Number of outstanding instruments as of 12/31/2025	534,350	571,625
Maximum of shares to be issued	534,350
Number of exercisable warrants and stock options as of 12/31/2025	201,006
Exercise price per option / warrant in Euros | € / shares	€ 2.82
Stock options [member] | 06/26/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/26/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	556,562
Number of options/warrants exercised	(8,396)
Number of instruments voided	(2,530)
Number of outstanding instruments as of 12/31/2025	545,636	556,562
Maximum of shares to be issued	545,636
Number of exercisable warrants and stock options as of 12/31/2025	190,537
Exercise price per option / warrant in Euros | € / shares	€ 2.07
Stock options [member] | 08/07/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/07/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	100,000
Number of outstanding instruments as of 12/31/2025	100,000	100,000
Maximum of shares to be issued	100,000
Number of exercisable warrants and stock options as of 12/31/2025	33,000
Exercise price per option / warrant in Euros | € / shares	€ 1.9
Stock options [member] | 09/05/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/05/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	21,000
Number of outstanding instruments as of 12/31/2025	21,000	21,000
Maximum of shares to be issued	21,000
Number of exercisable warrants and stock options as of 12/31/2025	6,563
Exercise price per option / warrant in Euros | € / shares	€ 2.08
Stock options [member] | 11/04/2024 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/04/2024
Type	Stock Options
Number of outstanding instruments as of 01/01/2025	19,675
Number of instruments voided	(9,800)
Number of outstanding instruments as of 12/31/2025	9,875	19,675
Maximum of shares to be issued	9,875
Number of exercisable warrants and stock options as of 12/31/2025	2,469
Exercise price per option / warrant in Euros | € / shares	€ 1.7
Stock options [member] | 1/30/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/30/2025
Type	Stock Options
Number shares granted	3,851,783
Number of outstanding instruments as of 12/31/2025	3,851,783
Maximum of shares to be issued	3,851,783
Exercise price per option / warrant in Euros | € / shares	€ 1.56
Stock options [member] | 3/13/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/13/2025
Type	Stock Options
Number shares granted	1,866,150
Number of instruments voided	(84,625)
Number of outstanding instruments as of 12/31/2025	1,781,525
Maximum of shares to be issued	1,781,525
Exercise price per option / warrant in Euros | € / shares	€ 1.26
Stock options [member] | 6/23/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	06/23/2025
Type	Stock Options
Number shares granted	476,100
Number of instruments voided	(4,500)
Number of outstanding instruments as of 12/31/2025	471,600
Maximum of shares to be issued	471,600
Exercise price per option / warrant in Euros | € / shares	€ 1.28
Stock options [member] | 11/7/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/07/2025
Type	Stock Options
Number shares granted	132,000
Number of outstanding instruments as of 12/31/2025	132,000
Maximum of shares to be issued	132,000
Exercise price per option / warrant in Euros | € / shares	€ 3.07
Stock options [member] | 12/9/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/09/2025
Type	Stock Options
Number shares granted	20,000
Number of outstanding instruments as of 12/31/2025	20,000
Maximum of shares to be issued	20,000
Exercise price per option / warrant in Euros | € / shares	€ 4.07
Warrants [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	Warrants
Number of outstanding instruments as of 01/01/2025	50,000
Number of instruments voided	(50,000)
Number of outstanding instruments as of 12/31/2025		50,000
Exercise price per option / warrant in Euros | € / shares	€ 38.45
Warrants [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Warrants
Number of outstanding instruments as of 01/01/2025	74,200
Number of instruments voided	(74,200)
Number of outstanding instruments as of 12/31/2025		74,200
Exercise price per option / warrant in Euros | € / shares	€ 28.01
Warrants [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Warrants
Number of outstanding instruments as of 01/01/2025	66,675
Number of instruments voided	(40,175)
Number of outstanding instruments as of 12/31/2025	26,500	66,675
Maximum of shares to be issued	28,090
Number of exercisable warrants and stock options as of 12/31/2025	26,500
Exercise price per option / warrant in Euros | € / shares	€ 27.37
Warrants [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Warrants
Number of outstanding instruments as of 01/01/2025	68,000
Number of instruments voided	(40,000)
Number of outstanding instruments as of 12/31/2025	28,000	68,000
Maximum of shares to be issued	29,680
Number of exercisable warrants and stock options as of 12/31/2025	28,000
Exercise price per option / warrant in Euros | € / shares	€ 18.68
Warrants [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Warrants
Number of outstanding instruments as of 01/01/2025	80,000
Number of instruments voided	(40,000)
Number of outstanding instruments as of 12/31/2025	40,000	80,000
Maximum of shares to be issued	42,400
Number of exercisable warrants and stock options as of 12/31/2025	40,000
Exercise price per option / warrant in Euros | € / shares	€ 24.34
Warrants [member] | 8/4/2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	08/04/2025
Type	Warrants
Number shares granted	75,000
Number of outstanding instruments as of 12/31/2025	75,000
Maximum of shares to be issued	75,000
Number of exercisable warrants and stock options as of 12/31/2025	23,438
Exercise price per option / warrant in Euros | € / shares	€ 2.59
Free Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding instruments as of 01/01/2025	509,295	1,017,538	909,113
Number shares granted	0	0	342,900
Number of free shares vested	(231,992)	(342,675)	(167,433)
Number of outstanding instruments as of 12/31/2025	251,946	509,295	1,017,538
Free Shares [member] | 03/05/2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/05/2021
Type	Free shares
Number of outstanding instruments as of 01/01/2025	788
Number of instruments voided	(788)
Number of outstanding instruments as of 12/31/2025		788
Free Shares [member] | 03/03/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/03/2022
Type	Free shares
Number of outstanding instruments as of 01/01/2025	192,480
Number of free shares vested	(192,728)
Number of instruments voided	248
Number of outstanding instruments as of 12/31/2025	0	192,480
Maximum of shares to be issued	0
Free Shares [member] | 03/29/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/29/2022
Type	Free shares
Number of outstanding instruments as of 01/01/2025	2,014
Number of free shares vested	(2,014)
Number of outstanding instruments as of 12/31/2025		2,014
Free Shares [member] | 05/24/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/24/2022
Type	Free shares
Number of outstanding instruments as of 01/01/2025	34,856
Number of free shares vested	(34,002)
Number of instruments voided	(854)
Number of outstanding instruments as of 12/31/2025	0	34,856
Maximum of shares to be issued	0
Free Shares [member] | 12/19/2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/19/2022
Type	Free shares
Number of outstanding instruments as of 01/01/2025	1,606
Number of free shares vested	(636)
Number of instruments voided	(970)
Number of outstanding instruments as of 12/31/2025		1,606
Free Shares [member] | 01/24/2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	01/24/2023
Type	Free shares
Number of outstanding instruments as of 01/01/2025	277,538
Number of free shares vested	(2,612)
Number of instruments voided	(22,980)
Number of outstanding instruments as of 12/31/2025	251,946	277,538
Maximum of shares to be issued	251,946